Expense Example - iShares iBonds Dec 2027 Term Muni Bond ETF - iShares iBonds Dec 2027 Term Muni Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	$ 101